Annual Operating Expenses {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCIZ PRO-12 - Fidelity International Real Estate Fund	Sep. 29, 2020
Fidelity Advisor International Real Estate Fund: Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.34%
Total annual operating expenses	1.27%
Fidelity Advisor International Real Estate Fund: Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.41%
Total annual operating expenses	1.59%
Fidelity Advisor International Real Estate Fund: Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual operating expenses	2.04%
Fidelity Advisor International Real Estate Fund: Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.93%
Fidelity Advisor International Real Estate Fund: Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.83%